DUE TO RELATED PARTY (Details Narrative) (USD $)	Nov. 30, 2011 FRESH START PRIVATE HOLDINGS, INC. [Member]	Nov. 30, 2010 FRESH START PRIVATE HOLDINGS, INC. [Member]	Aug. 31, 2012 TAP RESOURCES, INC [Member]	Nov. 30, 2011 TAP RESOURCES, INC [Member]
Loan from a shareholder of the Company	$ 48,092	$ 36,238	$ 36,238	$ 36,238